Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Class F [member]	Class F [member] PHX [member]	Class F [member] OM [member]	Class F [member] Non-controlling interests [member]	Class E [member] Healthy Pharms Inc [member]	Class C [member]	Class D [member]	Class D [member] MPA II [member]	Share Capital [Member]	Share Capital [Member] Non-controlling interests [member]	Share Capital [Member] Class F [member]	Share Capital [Member] Class F [member] PHX [member]	Share Capital [Member] Class F [member] OM [member]	Share Capital [Member] Class E [member]	Share Capital [Member] Class C [member]	Share Capital [Member] Class D [member]	Reserves [Member]	Deficit [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Non-controlling interests [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class F [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class F [member] PHX [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class F [member] OM [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class E [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class C [member]	Total 4Front Ventures Corp. Shareholders' Equity [Member] Class D [member]	Non-controlling interests [member]
Beginning balance, Number of units at Dec. 31, 2017										644,806
Beginning balance at Dec. 31, 2017	$ (2,431)									$ 10,064								$ 1,039	$ (12,379)	$ (1,636)								$ (795)
Members' contributions	637																											637
Conversion, units												615					39,125
Conversion		$ 299						$ 13,422				$ 299					$ 13,422					$ 299					$ 13,422
Sale, units												66,148					30,181
Sale		29,952						$ 13,355				$ 29,952					$ 13,355					29,952					13,355
Issuance, units												3,663			7,605		4,520
Issuance		$ 1,782				$ 3,500			$ 2,000			$ 1,782			$ 3,500		$ 2,000					$ 1,782			$ 3,500		$ 2,000
Distribution to non-controlling interest	(1,050)									(1,050)										(1,050)
Purchase of non-controlling interests	(4,283)									(4,078)										(4,078)								(205)
Redemption, units																(1,000)
Redemption							$ (287)									$ (287)										$ (287)
Equity based compensation	1,188									$ 7,928								1,188		1,188
Net loss	(10,053)																		(8,748)	(8,748)								(1,305)
Ending balance, Number of units at Dec. 31, 2018										803,591
Ending balance at Dec. 31, 2018	48,031									$ 68,959								2,227	(21,487)	49,699								(1,668)
Ending balance, Number of shares at Dec. 31, 2018										0
Members' contributions																												0
Issued for acquisition, units											16,414	3,901	5,496	9,040
Issued for acquisition			$ 2,676	$ 4,400	$ 7,989						$ 7,989		$ 2,676	$ 4,400							$ 7,989		$ 2,676	$ 4,400
Purchase of non-controlling interests	(8,390)									$ (10,156)										(10,156)								1,766
Issuance of class F units to brokers, units										236
Issuance of class F units to brokers	115									$ 115										115
Share issuance costs	(115)									$ (115)										(115)
Share-based compensation through July 31, 2019, units										34,572
Share-based compensation through July 31, 2019	3,776																	3,776		3,776
Conversion of 4Front Holdings units to 4Front Ventures Corp., units										(873,250)
Conversion of 4Front Holdings units to 4Front Ventures Corp. shares										340,370,271
Cannex acquisition, shares										190,482,146
Cannex acquisition	187,935									$ 181,110								6,825		187,935
GGP warrants acquired with Cannex	5,779																	5,779		5,779
Issuance of broker warrants	1,823																	1,823		1,823
Share issuance costs	(1,823)																	(1,823)		(1,823)
Issuance of shares to brokers, shares										1,035,456
Issuance of shares to brokers	420									$ 420										420
Share issuance costs	(420)									(420)										(420)
Conversion option on GGP notes transferred to equity	4,874																	4,874		4,874
Purchase of non-controlling interests in Arkansas entities	(2,322)									$ (2,322)										(2,322)
Share-based compensation after July 31, 2019	2,137																	2,137		2,137
Return of treasury shares - in shares										(365,054)
Net loss	(180,906)																		(180,603)	(180,603)								(303)
Ending balance, Number of units at Dec. 31, 2019										0
Ending balance at Dec. 31, 2019	$ 75,979									$ 252,656								$ 25,618	$ (202,090)	$ 76,184								$ (205)
Ending balance, Number of shares at Dec. 31, 2019	531,522,819									531,522,819